LEASES - Lease Expense (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Leases [Abstract]
Operating lease cost	$ 12,471	$ 11,921	$ 24,942	$ 23,842
Variable lease cost	7,704	612	8,925	1,223
Total lease cost	$ 20,175	$ 12,533	$ 33,867	$ 25,065